5. DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Liability [Abstract]
Fair value hierarchy
	Fair value at December 31, 2018	Quoted prices in active markets for identical assets/liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Derivative Liability	$2,292,254	$—	$—	$2,292,254

Changes in fair value financial liabilities
Derivative Liability
Derivative liability as of December 31, 2017	$—
Fair value at the commitment date for convertible instruments	1,690,124
Change in fair value of derivative liability	759,603
Reclassification to additional paid-in capital for financial instruments that ceased to be a derivative liability	(157,473)
Derivative liability as of December 31, 2018	$2,292,254

Change in Fair Value
of Derivative Liability*
Change in fair value of derivative liability at the beginning of year	$—
Day one gains/(losses) on valuation	441,865
Gains/(losses) from the change in fair value of derivative liability	764,992
Change in fair value of derivative liability at the end of year	$1,206,857

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*	Gains/(losses) related to the revaluation of Level 3 financial liabilities is included in “Change in fair value of derivative liability” in the accompanying consolidated audited statement of operations.

Assumptions
	Commitment Date	Remeasurement Date**
Expected dividends	0%	0%
Expected volatility	81% to 503%	87% to 515%
Risk free interest rate	2.05% to 3.07%	2.19% to 2.60%
Expected term (in years)	0.25 to 5.0	0.23 to 4.81

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**	The fair value at the remeasurement date is equal to the carrying value on the balance sheet.